COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the liability for product warranties
Balance, beginning of year	$ 7,914
Provisions	3,686	$ 3,351
Expenditures	(2,673)	(3,596)
Balance, end of year	8,927	7,914
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Changes in the liability for product warranties
Balance, beginning of year	$ 7,914	8,159
Balance, end of year		$ 7,914